Lease - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets	$ 180,865		$ 8,758		$ 57,884
Lease liabilities – current	75,304				42,352
Lease liabilities – non-current	98,823				9,528
Total operating lease liabilities	$ 174,127				$ 51,880
Weighted discount rate for the operating lease	10.00%		10.00%		10.00%
Weighted average remaining lease term	24 months		2 months		14 months
Operating lease expense	$ 66,498	[1]	$ 53,172	[1],[2]	$ 44,970	[2]
Cash paid for operating lease	97,335		79,127		62,716
Right-of-use assets obtained in exchange for operating lease liabilities

[1]	Operating lease expense includes short-term leases and variable lease costs.
[2]	Operating lease expense includes short-term leases and variable lease costs. We received a COVID-19 rent concession of US$8,112 and recognized as a reduction of operating lease expense for the year ended June 30, 2023.